Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Trade payables	$ 1,137	$ 1,166
Other payables and accruals	275	288
Other tax and social security payable	130	109
Payables and accruals for exceptional items	37	65
Total	$ 1,579	$ 1,628